Column Mid Cap Select Fund
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 93.3%	Shares	Value
Aerospace & Defense - 5.0%
General Dynamics Corp.	42,309	$11,782,633
HEICO Corp. - Class A	170,703	40,258,596
Hexcel Corp.	258,122	13,652,073
Howmet Aerospace, Inc.	96,971	16,474,403
L3Harris Technologies, Inc.	26,865	6,564,194
Textron, Inc.	129,711	9,602,505
Woodward, Inc.	92,973	20,112,849
		118,447,253

Air Freight & Logistics - 0.3%
Expeditors International of Washington, Inc.	65,299	7,361,156

Automobile Components - 0.1%
Gentex Corp.	148,846	3,210,608

Automobiles - 0.1%
Harley-Davidson, Inc.	101,290	2,452,231

Banks - 2.0%
East West Bancorp, Inc.	206,872	18,866,726
Fifth Third Bancorp	183,131	6,993,773
Huntington Bancshares, Inc./OH	546,022	8,534,324
Wintrust Financial Corp.	114,661	13,691,670
		48,086,493

Beverages - 0.7%
Coca-Cola Consolidated, Inc.	47,830	5,483,710
Coca-Cola Europacific Partners PLC	47,357	4,346,899
Primo Brands Corp. - Class A	166,185	5,495,738
		15,326,347

Broadline Retail - 0.4%
eBay, Inc.	119,732	8,760,790

Building Products - 3.7%
Allegion PLC	210,069	29,976,846
Builders FirstSource, Inc. (a)	23,026	2,479,440
Lennox International, Inc.	35,248	19,895,734
Masco Corp.	421,423	26,305,224
Masterbrand, Inc. (a)	173,480	1,769,496
Resideo Technologies, Inc. (a)	151,504	3,136,133
UFP Industries, Inc.	46,733	4,559,271
		88,122,144

Capital Markets - 11.0%
Affiliated Managers Group, Inc.	29,192	5,137,792
Ameriprise Financial, Inc.	30,223	15,390,761
Carlyle Group, Inc.	174,840	7,902,768
Evercore, Inc. - Class A	38,040	8,805,880
FactSet Research Systems, Inc.	43,877	20,107,074
Hamilton Lane, Inc. - Class A	155,246	23,131,654
Houlihan Lokey, Inc.	287,269	50,180,149
Intercontinental Exchange, Inc.	128,883	23,173,163
LPL Financial Holdings, Inc.	123,782	47,923,439
MSCI, Inc.	26,296	14,831,470
Raymond James Financial, Inc.	142,749	20,981,248
Stifel Financial Corp.	226,818	21,370,792
		258,936,190

Chemicals - 2.1%
Albemarle Corp.	103,462	5,769,041
CF Industries Holdings, Inc.	91,410	8,291,801
DuPont de Nemours, Inc.	63,378	4,233,650
Eastman Chemical Co.	128,350	10,058,790
Mosaic Co.	181,015	6,541,882
Scotts Miracle-Gro Co.	254,211	15,140,807
		50,035,971

Commercial Services & Supplies - 1.4%
RB Global, Inc.	81,330	8,564,049
Republic Services, Inc.	94,684	24,361,246
		32,925,295

Construction & Engineering - 0.7%
EMCOR Group, Inc.	36,134	17,050,189

Consumer Finance - 0.7%
Capital One Financial Corp.	15,716	2,972,682
SLM Corp.	191,327	6,193,255
Synchrony Financial	114,879	6,622,774
		15,788,711

Consumer Staples Distribution & Retail - 1.3%
Maplebear, Inc. (a)	66,894	3,055,049
Sysco Corp.	236,105	17,235,665
US Foods Holding Corp. (a)	118,385	9,366,621
		29,657,335

Containers & Packaging - 1.3%
Ball Corp.	96,309	5,160,236
Packaging Corp. of America	94,500	18,254,565
Sealed Air Corp.	250,655	8,071,091
		31,485,892

Distributors - 1.1%
LKQ Corp.	82,323	3,331,612
Pool Corp.	74,279	22,327,524
		25,659,136

Diversified Consumer Services - 0.5%
Frontdoor, Inc. (a)	110,454	6,076,075
H&R Block, Inc.	83,156	4,735,734
		10,811,809

Electric Utilities - 0.9%
Entergy Corp.	71,563	5,959,767
FirstEnergy Corp.	100,063	4,196,642
NRG Energy, Inc.	29,709	4,631,633
OGE Energy Corp.	145,109	6,452,997
		21,241,039

Electrical Equipment - 2.8%
AMETEK, Inc.	284,087	50,777,710
Generac Holdings, Inc. (a)	46,842	5,720,814
Sensata Technologies Holding PLC	345,585	9,005,945
		65,504,469

Electronic Equipment, Instruments & Components - 4.4%
Arrow Electronics, Inc. (a)	135,581	16,050,079
CDW Corp./DE	31,058	5,601,621
Flex Ltd. (a)	128,294	5,426,836
Jabil, Inc.	37,951	6,376,147
Keysight Technologies, Inc. (a)	158,838	24,943,920
TE Connectivity PLC	31,945	5,113,436
Teledyne Technologies, Inc. (a)	67,507	33,676,542
Zebra Technologies Corp. - Class A (a)	23,880	6,919,708
		104,108,289

Energy Equipment & Services - 0.7%
ChampionX Corp.	268,788	6,469,727
Helmerich & Payne, Inc.	211,368	3,223,362
TechnipFMC Plc	213,883	6,662,456
		16,355,545

Financial Services - 1.1%
Equitable Holdings, Inc.	73,588	3,890,597
Fidelity National Information Services, Inc.	43,729	3,481,266
Global Payments, Inc.	124,083	9,381,916
Rocket Cos., Inc. - Class A	374,041	4,769,023
Voya Financial, Inc.	55,975	3,723,457
		25,246,259

Food Products - 0.2%
Lamb Weston Holdings, Inc.	68,153	3,801,574

Ground Transportation - 1.7%
CSX Corp.	408,338	12,899,397
Landstar System, Inc.	26,610	3,651,424
Norfolk Southern Corp.	48,629	12,017,199
Old Dominion Freight Line, Inc.	77,919	12,480,286
		41,048,306

Health Care Equipment & Supplies - 2.3%
Align Technology, Inc. (a)	119,592	21,638,977
Cooper Cos., Inc. (a)	317,714	21,693,512
DENTSPLY SIRONA, Inc.	281,232	4,494,087
Solventum Corp. (a)	82,769	6,049,586
		53,876,162

Health Care Providers & Services - 3.1%
Cencora, Inc.	88,957	25,907,837
Centene Corp. (a)	231,634	13,073,423
Labcorp Holdings, Inc.	58,664	14,605,576
McKesson Corp.	6,270	4,511,328
Molina Healthcare, Inc. (a)	12,901	3,935,321
Quest Diagnostics, Inc.	19,122	3,314,607
Tenet Healthcare Corp. (a)	44,456	7,502,839
		72,850,931

Hotels, Restaurants & Leisure - 2.7%
Boyd Gaming Corp.	82,341	6,173,105
Churchill Downs, Inc.	31,645	3,021,148
Darden Restaurants, Inc.	108,390	23,218,222
Domino's Pizza, Inc.	47,805	22,650,965
Marriott International, Inc./MD - Class A	18,545	4,892,727
Wyndham Hotels & Resorts, Inc.	47,101	3,899,021
		63,855,188

Household Durables - 1.5%
DR Horton, Inc.	126,750	14,964,105
NVR, Inc. (a)	1,124	7,998,305
Somnigroup International, Inc.	138,943	9,039,632
TopBuild Corp. (a)	14,737	4,168,950
		36,170,992

Industrial Conglomerates - 0.2%
3M Co.	27,725	4,113,004

Insurance - 4.8%
Aon PLC - Class A	14,334	5,333,395
Brown & Brown, Inc.	186,447	21,049,866
First American Financial Corp.	72,205	4,029,761
Markel Group, Inc. (a)	4,786	9,292,976
Progressive Corp.	50,133	14,284,396
Reinsurance Group of America, Inc.	98,662	20,056,998
RenaissanceRe Holdings Ltd.	79,926	19,935,143
Travelers Cos., Inc.	17,743	4,891,745
W R Berkley Corp.	195,202	14,579,637
		113,453,917

IT Services - 0.7%
Akamai Technologies, Inc. (a)	157,326	11,945,763
Cognizant Technology Solutions Corp. - Class A	43,273	3,504,681
		15,450,444

Life Sciences Tools & Services - 3.2%
Agilent Technologies, Inc.	108,084	12,096,761
Bio-Rad Laboratories, Inc. - Class A (a)	39,287	8,915,399
IQVIA Holdings, Inc. (a)	104,884	14,718,372
QIAGEN NV	363,540	16,406,560
West Pharmaceutical Services, Inc.	110,327	23,262,448
		75,399,540

Machinery - 6.1%
Cummins, Inc.	44,975	14,458,563
Dover Corp.	111,394	19,800,284
ITT, Inc.	17,556	2,642,880
Nordson Corp.	96,196	20,392,590
Parker-Hannifin Corp.	10,384	6,902,245
Pentair PLC	259,856	25,772,518
Snap-on, Inc.	51,197	16,421,438
Watts Water Technologies, Inc. - Class A	22,862	5,535,347
Westinghouse Air Brake Technologies Corp.	161,665	32,708,063
		144,633,928

Metals & Mining - 0.7%
Commercial Metals Co.	90,570	4,219,656
Freeport-McMoRan, Inc.	116,492	4,482,612
Reliance, Inc.	25,674	7,517,861
		16,220,129

Multi-Utilities - 1.3%
CenterPoint Energy, Inc.	116,939	4,354,808
DTE Energy Co.	64,467	8,809,416
WEC Energy Group, Inc.	151,282	16,253,738
		29,417,962

Oil, Gas & Consumable Fuels - 2.3%
Chord Energy Corp.	44,936	4,044,240
Coterra Energy, Inc.	490,290	11,918,950
Diamondback Energy, Inc.	40,944	5,509,015
EQT Corp.	141,520	7,801,998
Marathon Petroleum Corp.	50,802	8,165,913
Murphy Oil Corp.	175,814	3,679,787
ONEOK, Inc.	39,482	3,191,725
Phillips 66	28,950	3,285,246
Range Resources Corp.	176,313	6,706,947
		54,303,821

Professional Services - 5.8%
Broadridge Financial Solutions, Inc.	154,488	37,514,321
CACI International, Inc. - Class A (a)	11,945	5,112,460
Equifax, Inc.	140,962	37,240,751
Exponent, Inc.	223,428	17,056,494
Leidos Holdings, Inc.	34,147	5,071,512
Robert Half, Inc.	50,600	2,316,974
Science Applications International Corp.	27,167	3,138,875
SS&C Technologies Holdings, Inc.	68,673	5,549,465
Verisk Analytics, Inc.	77,559	24,364,384
		137,365,236

Real Estate Management & Development - 1.0%
CBRE Group, Inc. - Class A (a)	183,103	22,891,537

Semiconductors & Semiconductor Equipment - 4.2%
Applied Materials, Inc.	49,953	7,830,133
Entegris, Inc.	221,323	15,213,743
Lam Research Corp.	79,304	6,406,970
Microchip Technology, Inc.	113,769	6,603,153
Monolithic Power Systems, Inc.	45,506	30,120,421
Skyworks Solutions, Inc.	206,213	14,234,883
Universal Display Corp.	125,133	17,937,816
		98,347,119

Software - 3.1%
ANSYS, Inc. (a)	56,530	18,701,254
Bentley Systems, Inc. - Class B	492,018	23,484,019
Check Point Software Technologies Ltd. (a)	47,414	10,852,116
Gen Digital, Inc.	211,989	6,037,447
InterDigital, Inc.	21,437	4,657,403
Synopsys, Inc. (a)	19,910	9,237,842
		72,970,081

Specialty Retail - 3.6%
AutoZone, Inc. (a)	3,723	13,898,108
Ross Stores, Inc.	283,710	39,744,934
TJX Cos., Inc.	91,018	11,550,184
Ulta Beauty, Inc. (a)	36,976	17,432,705
Valvoline, Inc. (a)	60,070	2,077,821
		84,703,752

Technology Hardware, Storage & Peripherals - 0.5%
Dell Technologies, Inc. - Class C	51,523	5,732,964
NetApp, Inc.	58,074	5,758,618
		11,491,582

Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc. (a)	42,025	4,286,550
Ralph Lauren Corp.	18,048	4,995,867
		9,282,417

Trading Companies & Distributors - 1.6%
Air Lease Corp.	369,050	21,260,970
GATX Corp.	86,396	13,757,699
MSC Industrial Direct Co., Inc. - Class A	44,488	3,612,426
		38,631,095
TOTAL COMMON STOCKS (Cost $2,061,232,452)		2,196,851,868

REAL ESTATE INVESTMENT TRUSTS - COMMON - 3.8%	Shares	Value
Industrial REITs - 0.6%
Americold Realty Trust, Inc.	584,686	9,688,247
EastGroup Properties, Inc.	30,362	5,147,877
		14,836,124

Office REITs - 0.7%
BXP, Inc.	252,149	16,977,192

Residential REITs - 0.6%
Equity LifeStyle Properties, Inc.	73,077	4,645,505
Equity Residential	61,331	4,301,756
Essex Property Trust, Inc.	22,015	6,250,059
		15,197,320

Retail REITs - 0.7%
Regency Centers Corp.	88,449	6,381,595
Simon Property Group, Inc.	61,570	10,040,220
		16,421,815

Specialized REITs - 1.2%
Extra Space Storage, Inc.	25,504	3,854,930
Lamar Advertising Co. - Class A	57,825	6,970,225
SBA Communications Corp.	50,842	11,789,751
VICI Properties, Inc.	150,029	4,757,420
		27,372,326
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $93,555,942)		90,804,777

SHORT-TERM INVESTMENTS - 2.8%	Shares	Value
Money Market Funds - 2.8%
First American Government Obligations Fund - Class X, 4.25% (b)	65,859,507	65,859,507
TOTAL SHORT-TERM INVESTMENTS (Cost $65,859,507)		65,859,507

TOTAL INVESTMENTS - 99.9% (Cost $2,220,647,901)		2,353,516,152
Other Assets in Excess of Liabilities - 0.1%		2,215,283
TOTAL NET ASSETS - 100.0%		$2,355,731,435

Percentages are stated as a percent of net assets.	–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Adviser.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

Column Mid Cap Select Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	2,196,851,868	–	–	2,196,851,868
Real Estate Investment Trusts - Common	90,804,777	–	–	90,804,777
Money Market Funds	65,859,507	–	–	65,859,507
Total Investments	2,353,516,152	–	–	2,353,516,152

Refer to the Schedule of Investments for further disaggregation of investment categories.